Schedule of Investments (unaudited) April 30, 2020	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)	377	$6,401

Airlines — 0.1%
Alaska Air Group Inc.	182	5,919
JetBlue Airways Corp.(a)	483	4,704
Southwest Airlines Co.	104	3,250

		13,873

Apparel — 6.6%
Capri Holdings Ltd.(a)	582	8,875
Carter’s Inc.	245	19,159
Columbia Sportswear Co.	126	9,184
Crocs Inc.(a)	238	5,771
Deckers Outdoor Corp.(a)	131	19,488
Hanesbrands Inc.	1,288	12,803
NIKE Inc., Class B	4,567	398,151
Oxford Industries Inc.	84	3,521
PVH Corp.	357	17,575
Ralph Lauren Corp.	211	15,568
Skechers U.S.A. Inc., Class A(a)	588	16,570
Steven Madden Ltd.	390	9,777
Tapestry Inc.	1,295	19,270
Under Armour Inc., Class A(a)	707	7,367
Under Armour Inc., Class C, NVS(a)(b)	721	6,684
VF Corp.	1,513	87,905
Wolverine World Wide Inc.	217	4,446

		662,114

Beverages — 0.1%
Constellation Brands Inc., Class A	46	7,576

Building Materials — 0.1%
American Woodmark Corp.(a)	28	1,440
Masco Corp.	286	11,737

		13,177

Chemicals — 0.0%
Valvoline Inc.	294	5,054

Commercial Services — 1.3%
Aaron’s Inc.	252	8,041
Avis Budget Group Inc.(a)(b)	119	1,961
Bright Horizons Family Solutions Inc.(a)	35	4,076
Brink’s Co. (The)	63	3,221
Cintas Corp.	126	27,951
Euronet Worldwide Inc.(a)	70	6,423
FleetCor Technologies Inc.(a)	24	5,790
Grand Canyon Education Inc.(a)	63	5,419
H&R Block Inc.	392	6,527
ManpowerGroup Inc.	105	7,795
Monro Inc.(b)	119	6,603
PayPal Holdings Inc.(a)	99	12,177
Rent-A-Center Inc./TX	202	4,021
Rollins Inc.(b)	210	8,400
ServiceMaster Global Holdings Inc.(a)	238	8,104
Square Inc., Class A(a)	200	13,028
WW International Inc.(a)(b)	63	1,607

		131,144

Computers — 4.4%
Apple Inc	1,505	442,169

Security	Shares	Value

Cosmetics & Personal Care — 5.4%
Coty Inc., Class A	359	$1,957
Estee Lauder Companies Inc. (The), Class A	726	128,066
Inter Parfums Inc.	54	2,413
Procter & Gamble Co. (The)	3,506	413,252

		545,688

Distribution & Wholesale — 0.9%
Core-Mark Holding Co. Inc.	103	2,960
Fastenal Co.	741	26,839
G-III Apparel Group Ltd.(a)	203	2,300
HD Supply Holdings Inc.(a)	217	6,441
LKQ Corp.(a)	357	9,335
Pool Corp.	77	16,298
SiteOne Landscape Supply Inc.(a)	63	5,584
WW Grainger Inc.	84	23,149

		92,906

Diversified Financial Services — 0.3%
Alliance Data Systems Corp.	63	3,154
LendingTree Inc.(a)	7	1,746
Visa Inc., Class A(b)	144	25,736

		30,636

Entertainment — 0.6%
Churchill Downs Inc.	69	6,915
Cinemark Holdings Inc.	224	3,199
Eldorado Resorts Inc.(a)	126	2,701
Live Nation Entertainment Inc.(a)(b)	315	14,134
Madison Square Garden Sports Co. (The)(a)	35	5,996
Marriott Vacations Worldwide Corp.	62	5,146
Penn National Gaming Inc.(a)	43	766
Red Rock Resorts Inc., Class A	203	2,225
Scientific Games Corp./DE, Class A(a)	77	971
SeaWorld Entertainment Inc.(a)	153	2,248
Six Flags Entertainment Corp.	119	2,381
Vail Resorts Inc.(b)	91	15,561

		62,243

Food — 1.7%
Beyond Meat Inc.(a)	59	5,841
Flowers Foods Inc.	315	7,018
Grocery Outlet Holding Corp.(a)	172	5,723
Kroger Co. (The)	3,277	103,586
Performance Food Group Co.(a)	224	6,574
Sprouts Farmers Market Inc.(a)	441	9,164
Sysco Corp.	489	27,516
U.S. Foods Holding Corp.(a)	378	8,127
United Natural Foods Inc.(a)	119	1,266

		174,815

Food Service — 0.1%
Aramark	560	15,294

Holding Companies - Diversified — 0.0%
Cannae Holdings Inc.(a)	105	3,313

Home Builders — 0.1%
Taylor Morrison Home Corp.(a)	140	2,037
Toll Brothers Inc.	182	4,372

		6,409

Home Furnishings — 0.1%
Sleep Number Corp.(a)(b)	82	2,452
Tempur Sealy International Inc.(a)	119	6,396

		8,848

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products & Wares — 0.3%
Helen of Troy Ltd.(a)	36	$5,914
Kimberly-Clark Corp.	182	25,203
Spectrum Brands Holdings Inc.	28	1,206

		32,323

Housewares — 0.2%
Newell Brands Inc.	663	9,202
Scotts Miracle-Gro Co. (The)	56	6,946
Tupperware Brands Corp.	77	248

		16,396

Internet — 19.0%
Amazon.com Inc.(a)	642	1,588,308
Booking Holdings Inc.(a)	78	115,484
Cars.com Inc.(a)	105	544
eBay Inc.	862	34,333
Etsy Inc.(a)	203	13,168
Expedia Group Inc.	167	11,854
Groupon Inc.(a)	847	1,033
Grubhub Inc.(a)	154	7,360
MercadoLibre Inc.(a)	91	53,099
Pinterest Inc., Class A(a)	650	13,429
Stamps.com Inc.(a)	21	3,324
Stitch Fix Inc., Class A(a)(b)	96	1,541
TripAdvisor Inc.	175	3,495
Uber Technologies Inc.(a)	1,662	50,309
Wayfair Inc., Class A(a)	218	27,041

		1,924,322

Leisure Time — 0.6%
Carnival Corp.	915	14,548
Norwegian Cruise Line Holdings Ltd.(a)	365	5,986
Planet Fitness Inc., Class A(a)	364	21,960
Polaris Inc.	49	3,476
Royal Caribbean Cruises Ltd.	274	12,815

		58,785

Lodging — 2.4%
Boyd Gaming Corp.	145	2,420
Caesars Entertainment Corp.(a)	616	5,950
Choice Hotels International Inc.	112	8,406
Extended Stay America Inc.	301	3,272
Hilton Grand Vacations Inc.(a)	147	3,028
Hilton Worldwide Holdings Inc.	840	63,596
Hyatt Hotels Corp., Class A	112	6,301
Las Vegas Sands Corp.	868	41,681
Marriott International Inc./MD, Class A	583	53,018
MGM Resorts International	1,001	16,847
Wyndham Destinations Inc.	287	7,339
Wyndham Hotels & Resorts Inc.	335	12,633
Wynn Resorts Ltd.	175	14,968

		239,459

Media — 0.0%
Madison Square Garden Entertainment Corp.(a)	35	2,895

Office Furnishings — 0.0%
Herman Miller Inc.	84	1,893

Oil & Gas — 0.1%
Murphy USA Inc.(a)	84	8,971

Pharmaceuticals — 0.1%
Herbalife Nutrition Ltd.(a)	166	6,200

Security	Shares	Value

Real Estate — 0.0%
RE/MAX Holdings Inc., Class A	49	$1,288

Real Estate Investment Trusts — 0.3%
Apple Hospitality REIT Inc.	294	2,846
Host Hotels & Resorts Inc.	931	11,461
Macerich Co. (The)	182	1,359
Park Hotels & Resorts Inc.	210	1,997
Ruth’s Hospitality Group Inc.	126	1,418
Ryman Hospitality Properties Inc.	56	1,979
Tailored Brands Inc.(b)	245	407
Taubman Centers Inc.	126	5,431

		26,898

Retail — 53.6%
Abercrombie & Fitch Co., Class A	363	3,841
Advance Auto Parts Inc.	252	30,469
American Eagle Outfitters Inc.	819	6,511
Ascena Retail Group Inc.(a)	45	65
At Home Group Inc.(a)	204	479
AutoNation Inc.(a)	147	5,474
AutoZone Inc.(a)	83	84,687
Beacon Roofing Supply Inc.(a)	84	1,848
Bed Bath & Beyond Inc.	599	3,708
Best Buy Co. Inc.	743	57,010
Big Lots Inc.	217	5,089
BJ’s Restaurants Inc.	63	1,377
BJ’s Wholesale Club Holdings Inc.(a)	491	12,918
Bloomin’ Brands Inc.	336	4,049
Boot Barn Holdings Inc.(a)	151	2,787
Brinker International Inc.	167	3,888
Buckle Inc. (The)	133	2,036
Burlington Stores Inc.(a)	318	58,095
Caleres Inc.	175	1,419
CarMax Inc.(a)	476	35,057
Carvana Co.(a)	82	6,569
Casey’s General Stores Inc.	147	22,257
Cheesecake Factory Inc. (The)	147	3,277
Children’s Place Inc. (The)	82	2,424
Chipotle Mexican Grill Inc.(a)	71	62,377
Costco Wholesale Corp.	1,830	554,490
Cracker Barrel Old Country Store Inc.	98	9,545
Darden Restaurants Inc.	469	34,608
Dave & Buster’s Entertainment Inc.	148	2,167
Denny’s Corp.(a)	252	2,840
Designer Brands Inc. , Class A	336	2,134
Dick’s Sporting Goods Inc.	302	8,876
Dine Brands Global Inc.	70	3,107
Dollar General Corp.	1,127	197,563
Dollar Tree Inc.(a)	1,119	89,151
Domino’s Pizza Inc.	166	60,080
Dunkin’ Brands Group Inc.	175	10,997
FirstCash Inc.	133	9,555
Five Below Inc.(a)	273	24,614
Floor & Decor Holdings Inc., Class A(a)	245	10,388
Foot Locker Inc.	448	11,482
Gap Inc. (The)	1,463	11,880
Genesco Inc.(a)	98	1,855
Genuine Parts Co.	217	17,204
Home Depot Inc. (The)	3,966	871,846
Jack in the Box Inc.	79	4,764
Kohl’s Corp.	799	14,750

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail (continued)
L Brands Inc.	1,230	$14,625
La-Z-Boy Inc.	126	2,955
Lithia Motors Inc., Class A	49	5,417
Lowe’s Companies Inc.	2,518	263,760
Lululemon Athletica Inc.(a)	569	127,160
Macy’s Inc.	1,817	10,648
McDonald’s Corp.	1,957	367,055
MSC Industrial Direct Co. Inc., Class A	70	4,175
National Vision Holdings Inc.(a)	175	4,637
Nordstrom Inc.	547	10,273
Ollie’s Bargain Outlet Holdings Inc.(a)	285	19,354
O’Reilly Automotive Inc.(a)	310	119,765
Papa John’s International Inc.	82	5,897
PriceSmart Inc.	98	6,227
Qurate Retail Inc. Series A(a)	370	2,980
RH(a)(b)	79	11,359
Ross Stores Inc.	1,739	158,875
Sally Beauty Holdings Inc.(a)	567	5,506
Shake Shack Inc., Class A(a)	84	4,579
Signet Jewelers Ltd	251	2,525
Starbucks Corp.	2,579	197,887
Target Corp.	2,387	261,949
Texas Roadhouse Inc.	252	11,867
Tiffany & Co.	416	52,624
TJX Companies Inc. (The)	5,384	264,085
Tractor Supply Co.	552	55,989
Ulta Beauty Inc.(a)	269	58,620
Urban Outfitters Inc.(a)	350	6,069
Walgreens Boots Alliance Inc	1,807	78,225
Walmart Inc.	5,901	717,267
Wendy’s Co. (The)	595	11,817
Williams-Sonoma Inc.	355	21,953
Wingstop Inc.	84	9,851
Yum China Holdings Inc.	1,102	53,403
Yum! Brands Inc	1,035	89,455

		5,410,440

Security	Shares	Value

Software — 0.1%
Take-Two Interactive Software Inc.(a)	63	$7,626

Textiles — 0.0%
UniFirst Corp./MA	28	4,708

Toys, Games & Hobbies — 0.2%
Hasbro Inc.	168	12,131
Mattel Inc.(a)	530	4,622

		16,753

Transportation — 0.4%
FedEx Corp.	294	37,270

Total Common Stocks — 99.2% (Cost: $10,357,907)		10,017,887

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds:
Institutional, SL Agency Shares, 0.89%(c)(d)(e)	95,442	95,547
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.18%(c)(d)	75,000	75,000

		170,547

Total Short-Term Investments — 1.7% (Cost: $170,399)		170,547

Total Investments in Securities — 100.9% (Cost: $10,528,306)		10,188,434
Other Assets, Less Liabilities — (0.9)%		(86,222)

Net Assets — 100.0%		$10,102,212

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	27,814	67,628	95,442	$95,547	$697	(b)	$106	$144
BlackRock Cash Funds: Treasury, SL Agency Shares	29,000	46,000	75,000	75,000	911		—	—

				$170,547	$1,608		$106	$144

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

3

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Evolved U.S. Discretionary Spending ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$10,017,887	$—	$—	$10,017,887
Money Market Funds	170,547	—	—	170,547

	$10,188,434	$—	$—	$10,188,434

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4